GUARANTOR FINANCIAL INFORMATION - Condensed Consolidating Statement of Cash Flow (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities	$ 5.8	$ 17.9	$ 104.1	$ 88.0	$ 96.7
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(17.9)	(14.8)	(20.9)	(13.9)	(15.2)
Business acquisition	0	(66.2)	(66.2)	(39.0)	0
Insurance proceeds for property, plant and equipment	13.1	0
Proceeds from sales of certain assets	3.4	0.6	0.8	0.3	0.3
Net cash (used in) provided by investing activities	(1.4)	(80.4)	(86.3)	(52.6)	(14.9)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net (decrease) increase in short-term borrowings and overdraft	0.2	12.5	6.3	0.2	(10.6)
Payment of financing costs	(32.7)	(0.1)	(0.4)	(4.3)	(17.0)
Other financing activities	(1.8)	(0.7)	(1.3)	(1.4)	0.3
Net cash (used in) provided by financing activities	22.7	5.7	(3.4)	(7.5)	(62.3)
Effect of exchange rate changes on cash and cash equivalents	(4.1)	0.3	0.2	(2.9)	2.7
Net decrease in cash and cash equivalents	23.0	(56.5)	14.6	25.0	22.2
Cash and cash equivalents at beginning of period	116.3	101.7	101.7	76.7	54.5
Cash and cash equivalents at end of period	139.3	45.2	116.3	101.7	76.7
2011 Term Loan Facility [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of Long Term Debt			0	796.0	0
Repayments of Long Term Debt	(113.0)	(6.0)	(8.0)	(4.0)	0
2010 Term Loan Facility [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of Long Term Debt			0	0	786.0
Repayments of Long Term Debt			0	(794.0)	(6.0)
2006 Term Loan Facility [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Long Term Debt			0	0	(815.0)
5 3/4% Senior Notes Due 2021 [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of Long Term Debt	500.0	0
9 3/4% Senior Secured Notes Due 2015 [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Long Term Debt	(330.0)	0
Products Corporation [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities	38.4	(37.9)	21.3	58.2	70.8
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(15.5)	(13.0)	(18.1)	(11.7)	(13.7)
Business acquisition		0		0
Insurance proceeds for property, plant and equipment	0
Proceeds from sales of certain assets	0.3	0.1	0.1	0.1	0
Net cash (used in) provided by investing activities	(15.2)	(12.9)	(18.0)	(11.6)	(13.7)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net (decrease) increase in short-term borrowings and overdraft	(1.4)	10.0	7.4	(2.5)	(12.8)
Repayments of Long Term Debt	(113.0)
Payment of financing costs	(32.7)	(0.1)	(0.4)	(4.3)	(17.0)
Other financing activities	(1.5)	(0.5)	(0.9)	(0.6)	0.8
Net cash (used in) provided by financing activities	21.4	3.4	(1.9)	(9.4)	(64.0)
Effect of exchange rate changes on cash and cash equivalents	0	0		0	0
Net decrease in cash and cash equivalents	44.6	(47.4)	1.4	37.2	(6.9)
Cash and cash equivalents at beginning of period	59.1	57.7	57.7	20.5	27.4
Cash and cash equivalents at end of period	103.7	10.3	59.1	57.7	20.5
Products Corporation [Member] | 2011 Term Loan Facility [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of Long Term Debt				796.0
Repayments of Long Term Debt		(6.0)	(8.0)	(4.0)
Products Corporation [Member] | 2010 Term Loan Facility [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of Long Term Debt					786.0
Repayments of Long Term Debt				(794.0)	(6.0)
Products Corporation [Member] | 2006 Term Loan Facility [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Long Term Debt					(815.0)
Products Corporation [Member] | 5 3/4% Senior Notes Due 2021 [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of Long Term Debt	500.0
Products Corporation [Member] | 9 3/4% Senior Secured Notes Due 2015 [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Long Term Debt	(330.0)
Guarantor Subsidiaries [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities	0.7	63.7	64.9	37.4	(0.9)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(0.5)	(0.3)	(0.4)	(0.4)	(0.1)
Business acquisition		(66.2)	(66.2)	(39.0)
Insurance proceeds for property, plant and equipment	0
Proceeds from sales of certain assets	0	0.4	0.4	0	0
Net cash (used in) provided by investing activities	(0.5)	(66.1)	(66.2)	(39.4)	(0.1)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net (decrease) increase in short-term borrowings and overdraft	(0.1)	2.3	1.2	2.0	0.7
Repayments of Long Term Debt	0
Payment of financing costs	0	0		0	0
Other financing activities	0	0		0	0
Net cash (used in) provided by financing activities	(0.1)	2.3	1.2	2.0	0.7
Effect of exchange rate changes on cash and cash equivalents	0	0		0	0
Net decrease in cash and cash equivalents	0.1	(0.1)	(0.1)	0	(0.3)
Cash and cash equivalents at beginning of period	0	0.1	0.1	0.1	0.4
Cash and cash equivalents at end of period	0.1	0	0	0.1	0.1
Guarantor Subsidiaries [Member] | 2011 Term Loan Facility [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of Long Term Debt				0
Repayments of Long Term Debt		0		0
Guarantor Subsidiaries [Member] | 2010 Term Loan Facility [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of Long Term Debt					0
Repayments of Long Term Debt				0	0
Guarantor Subsidiaries [Member] | 2006 Term Loan Facility [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Long Term Debt					0
Guarantor Subsidiaries [Member] | 5 3/4% Senior Notes Due 2021 [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of Long Term Debt	0
Guarantor Subsidiaries [Member] | 9 3/4% Senior Secured Notes Due 2015 [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Long Term Debt	0
Non-Guarantor Subsidiaries [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities	(33.3)	(7.9)	17.9	(7.6)	26.8
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(1.9)	(1.5)	(2.4)	(1.8)	(1.4)
Business acquisition		0		0
Insurance proceeds for property, plant and equipment	13.1
Proceeds from sales of certain assets	3.1	0.1	0.3	0.2	0.3
Net cash (used in) provided by investing activities	14.3	(1.4)	(2.1)	(1.6)	(1.1)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net (decrease) increase in short-term borrowings and overdraft	1.7	0.2	(2.3)	0.7	1.5
Repayments of Long Term Debt	0
Payment of financing costs	0	0		0	0
Other financing activities	(0.3)	(0.2)	(0.4)	(0.8)	(0.5)
Net cash (used in) provided by financing activities	1.4	0	(2.7)	(0.1)	1.0
Effect of exchange rate changes on cash and cash equivalents	(4.1)	0.3	0.2	(2.9)	2.7
Net decrease in cash and cash equivalents	(21.7)	(9.0)	13.3	(12.2)	29.4
Cash and cash equivalents at beginning of period	57.2	43.9	43.9	56.1	26.7
Cash and cash equivalents at end of period	35.5	34.9	57.2	43.9	56.1
Non-Guarantor Subsidiaries [Member] | 2011 Term Loan Facility [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of Long Term Debt				0
Repayments of Long Term Debt		0		0
Non-Guarantor Subsidiaries [Member] | 2010 Term Loan Facility [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of Long Term Debt					0
Repayments of Long Term Debt				0	0
Non-Guarantor Subsidiaries [Member] | 2006 Term Loan Facility [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Long Term Debt					0
Non-Guarantor Subsidiaries [Member] | 5 3/4% Senior Notes Due 2021 [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of Long Term Debt	0
Non-Guarantor Subsidiaries [Member] | 9 3/4% Senior Secured Notes Due 2015 [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Long Term Debt	0
Eliminations [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities	0	0		0	0
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	0	0		0	0
Business acquisition		0		0
Insurance proceeds for property, plant and equipment	0
Proceeds from sales of certain assets	0	0		0	0
Net cash (used in) provided by investing activities	0	0		0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Net (decrease) increase in short-term borrowings and overdraft	0	0		0	0
Repayments of Long Term Debt	0
Payment of financing costs	0	0		0	0
Other financing activities	0	0		0	0
Net cash (used in) provided by financing activities	0	0		0	0
Effect of exchange rate changes on cash and cash equivalents	0	0		0	0
Net decrease in cash and cash equivalents	0	0		0	0
Cash and cash equivalents at beginning of period	0	0	0	0	0
Cash and cash equivalents at end of period	0	0	0	0	0
Eliminations [Member] | 2011 Term Loan Facility [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of Long Term Debt				0
Repayments of Long Term Debt		0		0
Eliminations [Member] | 2010 Term Loan Facility [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of Long Term Debt					0
Repayments of Long Term Debt				0	0
Eliminations [Member] | 2006 Term Loan Facility [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Long Term Debt					0
Eliminations [Member] | 5 3/4% Senior Notes Due 2021 [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of Long Term Debt	0
Eliminations [Member] | 9 3/4% Senior Secured Notes Due 2015 [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Long Term Debt	0
Consolidated [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities	5.8	17.9	104.1	88.0	96.7
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(17.9)	(14.8)	(20.9)	(13.9)	(15.2)
Business acquisition		(66.2)	(66.2)	(39.0)
Insurance proceeds for property, plant and equipment	13.1
Proceeds from sales of certain assets	3.4	0.6	0.8	0.3	0.3
Net cash (used in) provided by investing activities	(1.4)	(80.4)	(86.3)	(52.6)	(14.9)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net (decrease) increase in short-term borrowings and overdraft	0.2	12.5	6.3	0.2	(10.6)
Repayments of Long Term Debt	(113.0)
Payment of financing costs	(32.7)	(0.1)	(0.4)	(4.3)	(17.0)
Other financing activities	(1.8)	(0.7)	(1.3)	(1.4)	0.3
Net cash (used in) provided by financing activities	22.7	5.7	(3.4)	(7.5)	(62.3)
Effect of exchange rate changes on cash and cash equivalents	(4.1)	0.3	0.2	(2.9)	2.7
Net decrease in cash and cash equivalents	23.0	(56.5)	14.6	25.0	22.2
Cash and cash equivalents at beginning of period	116.3	101.7	101.7	76.7	54.5
Cash and cash equivalents at end of period	139.3	45.2	116.3	101.7	76.7
Consolidated [Member] | 2011 Term Loan Facility [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of Long Term Debt				796.0
Repayments of Long Term Debt		(6.0)	(8.0)	(4.0)
Consolidated [Member] | 2010 Term Loan Facility [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of Long Term Debt					786.0
Repayments of Long Term Debt				(794.0)	(6.0)
Consolidated [Member] | 2006 Term Loan Facility [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Long Term Debt					(815.0)
Consolidated [Member] | 5 3/4% Senior Notes Due 2021 [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of Long Term Debt	500.0
Consolidated [Member] | 9 3/4% Senior Secured Notes Due 2015 [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Long Term Debt	$ (330.0)